Segemented information (Tables)	12 Months Ended
Dec. 31, 2011
Segmented information [Abstract]
Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163

2010
Revenues	$3,635	$1,346	$4,981
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458	$4,013	$12,471

2009
Revenues	$3,166	$1,236	$4,402
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,364	$4,134	$12,498